Revenue - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) contract vessel	Dec. 31, 2022 USD ($)
Disaggregation of Revenue [Line Items]
At cost, less accumulated depreciation of $440.9 million (2022 - $171.8 million) (notes 7 and 13)	$ 929,237	$ 429,987
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	440,900	171,800
Lessor, Operating Lease, Payments to be Received, Next Twelve Months	$ 12,100	30,900
Number of Forms of Contracts | contract	2
Lessor, Operating Lease, Payments to be Received, Two Years		10,900
Assets leased to other
Disaggregation of Revenue [Line Items]
At cost, less accumulated depreciation of $440.9 million (2022 - $171.8 million) (notes 7 and 13)	$ 38,900	48,100
Property, Plant and Equipment, Gross	51,100	53,400
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	12,200	5,300
Time-charter revenues
Disaggregation of Revenue [Line Items]
Deferred revenue	$ 3,400	$ 1,700
Time-charter revenues | Aframax LR2 and Suezmax Charters Out | Charters out expiring in 2023/2024
Disaggregation of Revenue [Line Items]
Number Of Vessels | vessel	2